FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2013
FINANCIAL EXPENSES, NET [Abstract]
FINANCIAL EXPENSES, NET
NOTE 13:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2013	2012	2011

Income:

Foreign currency exchange differences	$15	$166	$395
Interest on cash equivalents and restricted deposits	12	18	20
Others	-	31	197

	(27)	(215)	(612)
Expenses:

Interest on convertible note and loans from shareholders	729	376	159
Withholding taxes of Interest to convertible note and loans from shareholders	205	106	53
Amortization of discount on a convertible note and loans from shareholders	489	516	212
Foreign currency exchange differences	135	60	288
Interest on loans from banks and other credit balances	84	26	27
Bank commissions and others	292	280	404

	1,934	1,364	1,143

	$1,907	$1,149	$531